Financial Liabilities Arising from Unvested Restricted Shares - Summary of Financial Liabilities Arising From Unvested Restricted Shares (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Chief Executive Officer [Member] | Financial Liabilities, Arising From Unvested Restricted Shares [Member] | Dr. Yu [Member]
Disclosure of financial liabilities [line items]
Current financial liabilities at amortised cost		$ 68	$ 1,647